Income Taxes - Additional Information (Detail)	12 Months Ended					12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)	Mar. 31, 2012 Merger Agreement JPY (¥)	Mar. 31, 2011 Merger Agreement JPY (¥)	Mar. 31, 2012 Fiscal years beginning on or after April 1, 2012	Mar. 31, 2012 Fiscal years beginning on or after April 1, 2015	Mar. 31, 2012 Foreign subsidiaries USD ($)	Mar. 31, 2012 Foreign subsidiaries JPY (¥)	Mar. 31, 2011 Foreign subsidiaries JPY (¥)
Income Taxes [Line Items]
Valuation allowances				¥ 49,081,000,000	¥ 31,420,000,000
Net changes in the total valuation allowance	(194,634,000)	(15,960,000,000)	(12,391,000,000)	17,661,000,000		(12,686,000,000)	(13,579,000,000)
National corporate tax rate	30.00%	30.00%
Inhabitant tax	6.00%	6.00%
Approximate deductible enterprise tax	8.00%	8.00%
Japanese statutory income tax rate	40.80%	40.80%	40.80%	40.80%				38.10%	35.70%
Undistributed earnings of foreign subsidiaries aggregate	11,602,377,000	951,395,000,000	847,153,000,000							6,564,902,000	538,322,000,000	520,980,000,000
Recognized deferred tax liabilities associated with undistributed earnings of foreign subsidiaries										14,768,000	1,211,000,000	677,000,000
Unrecognized deferred tax liabilities associated with undistributed earnings of foreign subsidiaries										245,585,000	20,138,000,000	18,620,000,000
Net operating loss carryforwards approximately	$ 476,402,000	¥ 39,065,000,000